PREMISES AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Premises and equipment
Premises and equipment, gross	$ 12,982	$ 6,827
Less: accumulated depreciation	(5,924)	(3,834)
Premises and equipment, net	7,058	2,993
Land
Premises and equipment
Premises and equipment, gross	1,425	783
Buildings and improvements
Premises and equipment
Premises and equipment, gross	7,891	4,644
Furniture, fixtures and equipment
Premises and equipment
Premises and equipment, gross	3,430	$ 1,400
Computer software
Premises and equipment
Premises and equipment, gross	$ 236